Financial Instruments and Financial Risk Management - Summary of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 958	$ 951	$ 1,061
QB advances from SMM/SC	4,745	$ 4,483
Liquidity Risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	3,258
Debt (Note 20(e))	3,936
Lease liabilities	1,502
Codelco preferential dividend liability	559
Financial and other liabilities	193
Estimated interest payments on debt and QB advances from SMM/SC	1,413
Downstream pipeline take-or-pay toll commitment	374
Financial liabilities, contractual cash flows	18,689
Liquidity Risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	4,776
QB variable consideration to IMSA	62
Estimated interest payments on debt and QB advances from SMM/SC	2,537
Liquidity Risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	79
Less Than 1 Year | Liquidity Risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	3,258
Debt (Note 20(e))	403
Lease liabilities	209
Codelco preferential dividend liability	0
Financial and other liabilities	0
Estimated interest payments on debt and QB advances from SMM/SC	211
Downstream pipeline take-or-pay toll commitment	33
Financial liabilities, contractual cash flows	4,547
Less Than 1 Year | Liquidity Risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	0
QB variable consideration to IMSA	62
Estimated interest payments on debt and QB advances from SMM/SC	360
Less Than 1 Year | Liquidity Risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	11
2–3 Years | Liquidity Risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 20(e))	806
Lease liabilities	248
Codelco preferential dividend liability	0
Financial and other liabilities	181
Estimated interest payments on debt and QB advances from SMM/SC	326
Downstream pipeline take-or-pay toll commitment	69
Financial liabilities, contractual cash flows	2,334
2–3 Years | Liquidity Risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	0
QB variable consideration to IMSA	0
Estimated interest payments on debt and QB advances from SMM/SC	691
2–3 Years | Liquidity Risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	13
4–5 Years | Liquidity Risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 20(e))	1,309
Lease liabilities	134
Codelco preferential dividend liability	0
Financial and other liabilities	9
Estimated interest payments on debt and QB advances from SMM/SC	204
Downstream pipeline take-or-pay toll commitment	74
Financial liabilities, contractual cash flows	2,413
4–5 Years | Liquidity Risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	0
QB variable consideration to IMSA	0
Estimated interest payments on debt and QB advances from SMM/SC	676
4–5 Years | Liquidity Risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	7
More Than 5 Years | Liquidity Risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 20(e))	1,418
Lease liabilities	911
Codelco preferential dividend liability	559
Financial and other liabilities	3
Estimated interest payments on debt and QB advances from SMM/SC	672
Downstream pipeline take-or-pay toll commitment	198
Financial liabilities, contractual cash flows	9,395
More Than 5 Years | Liquidity Risk | QB2
Disclosure of detailed information about financial instruments [line items]
QB advances from SMM/SC	4,776
QB variable consideration to IMSA	0
Estimated interest payments on debt and QB advances from SMM/SC	810
More Than 5 Years | Liquidity Risk | Lease and Other Liabilities
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt and QB advances from SMM/SC	$ 48